Basis of preparation and significant accounting policies_Basis of presentation (Details)	6 Months Ended
Jun. 30, 2018
Accounting policies [Abstract]
Description of accounting policies and methods of computation followed in interim financial statements	Unless stated below, the accounting policies applied in preparing the accompanying consolidated interim financial statements have been applied consistently with the annual consolidated financial statements as of and for the year ended December 31, 2017.
Description of compliance with IFRSs if applied for interim financial report	The Group’s consolidated interim financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) 34, Interim Financial Reporting and IFRS 10, Consolidated Financial Statements. It is necessary to use the annual consolidated financial statements for the year ended December 31, 2017 for understanding of the accompanying interim financial statements.